FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Capital management (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Bank indebtedness		$ 3.0
Long-term debt	$ 6,793.1	7,582.3	$ 7,609.9
Lease liabilities	373.3	378.5	346.1
Derivative financial instruments	(24.3)	(141.2)
Cash and cash equivalents	(128.0)	(39.9)	(8.0)
Promissory notes from the parent corporation	(996.0)	(996.0)
Net liabilities	6,018.1	6,786.7
Equity	$ 827.5	$ 339.0	$ 155.9	$ (230.8)